Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41467
Entity Registrant Name	Magic Empire Global Limited
Entity Central Index Key	0001881472
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3/F
Entity Address, Address Line Two	8 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	MEGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Magic Empire Global Limited (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,064,050
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,000,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3/F
Entity Address, Address Line Two	8 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	(852)
Local Phone Number	3577 8770
Contact Personnel Name	Ms. Vivien Tai
Contact Personnel Email Address	meglir@giraffecap.com